As filed with the U.S. Securities and Exchange Commission on August 5, 2013

Securities Act File No. 333-185238

Investment Company Act File No. 811-22743

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 5

(Check appropriate box or boxes)

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, New York 10154

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Asset Management L.P.

345 Park Avenue

28th Floor

New York, New York 10154

(Name and Address of Agent for Service)

COPY TO:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, Blackstone Alternative Investment Funds, hereby certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 5th day of August, 2013.

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

By:	/s/ Brian F. Gavin
Name:	Brian F. Gavin
Title:	President

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on August 5th, 2013.

Signature	Title	Date

/s/ John M. Brown* John M. Brown	Trustee	August 5, 2013

/s/ Frank J. Coates* Frank J. Coates	Trustee	August 5, 2013

/s/ Paul J. Lawler* Paul J. Lawler	Trustee	August 5, 2013

/s/ Kristen M. Leopold* Kristen M. Leopold	Trustee	August 5, 2013

/s/ Peter Koffler* Peter Koffler	Trustee	August 5, 2013

/s/ Brian F. Gavin Brian F. Gavin	President (Principal Executive Officer)	August 5, 2013

/s/ Arthur Liao Arthur Liao	Treasurer (Principal Financial and Accounting Officer)	August 5, 2013

By	/s/ Brian F. Gavin
Brian F. Gavin

* Attorney-in-Fact pursuant to Powers of Attorney previously filed

Date: August 5, 2013

SIGNATURES

Blackstone Alternative Multi-Manager Sub Fund II Ltd. has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 5th day of August, 2013.

BLACKSTONE ALTERNATIVE MULTI-MANAGER SUB FUND II LTD.

By:	/s/ Brian F. Gavin
Name:	Brian F. Gavin
Title:	Director

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Peter Koffler Peter Koffler	Director	August 5, 2013

/s/ Brian F. Gavin Brian F. Gavin	Director	August 5, 2013

SIGNATURES

Blackstone Alternative Multi-Manager Sub Fund III L.L.C. has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 5th day of August, 2013.

BLACKSTONE ALTERNATIVE MULTI-MANAGER SUB FUND III L.L.C.

By:	/s/ Brian F. Gavin
Name:	Brian F. Gavin
Title:	Manager

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Peter Koffler Peter Koffler	Manager	August 5, 2013

/s/ Brian F. Gavin Brian F. Gavin	Manager	August 5, 2013

SIGNATURES

Blackstone Alternative Multi-Manager Sub Fund IV L.L.C. has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 5th day of August, 2013.

BLACKSTONE ALTERNATIVE MULTI-MANAGER SUB FUND IV L.L.C.

By:	/s/ Brian F. Gavin
Name:	Brian F. Gavin
Title:	Manager

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Peter Koffler Peter Koffler	Manager	August 5, 2013

/s/ Brian F. Gavin Brian F. Gavin	Manager	August 5, 2013

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase